Institutional Class Z [Member] Investment Objectives and Goals - Institutional Z - Harding Loevner International Equity Portfolio	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	International Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The International Equity Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of companies based outside the United States.